Subsequent Events Disclosure	12 Months Ended
Jan. 31, 2020
Notes
Subsequent Events Disclosure

NOTE 8 - SUBSEQUENT EVENTS

Subsequent to January 31, 2020, the Company entered into a loan agreement with Mr. Jeffs, the Company’s major shareholder, for $188,922 (CAD$250,000). The loan is unsecured, due on or after August 31, 2021, with interest payable at a rate of 8% per annum.